Income tax expense - Additional Information (Details) ¥ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2023 CNY (¥)
Income tax
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
High and New Technology Enterprise | Shenzhen Wuxin Technology Co., Ltd. [Member]
Income tax
Preferential tax rate	15.00%
Cayman Islands
Income tax
Withholding tax | ¥					¥ 0
Hong Kong
Income tax
Statutory tax rate (as a percent)	16.50%
Withholding income tax on dividends distributed two	5.00%
Hong Kong | Minimum [Member]
Income tax
Withholding income tax on dividends distributed two	10.00%
Hong Kong | Maximum [Member]
Income tax
Withholding income tax on dividends distributed two	15.00%
PRC
Income tax
Statutory tax rate (as a percent)	25.00%
Additional tax deduction on qualified research and development expenses (as a percent)	75.00%	75.00%		50.00%
Additional tax deduction on qualified research and development expenses in certain qualified manufacture industry (as a percent)	100.00%
Withholding income tax on dividends distributed one	10.00%
Percentage of share in FIE for withholding tax at a rate of no more than five percent	25.00%
Undistributed earnings and reserves for distribution | ¥		¥ 3,153,855			2,832,451
Withholding income tax for undistributed earnings of subsidiaries | ¥		0			0
Unrecognized tax liabilities | ¥		¥ 315,386			¥ 283,245
Shenzhen
Income tax
Preferential tax rate	15.00%
Korea
Income tax
Withholding income tax on dividends distributed one	20.00%
Korea | First Korean won (KRW) 200 million
Income tax
Statutory tax rate (as a percent)	9.00%
Assessable income for taxable rate	₩ 200
Korea | Taxable income over KRW200 million up to KRW20 billion
Income tax
Statutory tax rate (as a percent)	19.00%
Korea | Taxable income over KRW20 billion up to KRW300 billion
Income tax
Statutory tax rate (as a percent)	21.00%
Korea | Taxable income over KRW300 billion
Income tax
Statutory tax rate (as a percent)	24.00%
Korea | Minimum [Member]
Income tax
Local income tax rate, percentage	0.90%
Korea | Minimum [Member] | Taxable income over KRW200 million up to KRW20 billion
Income tax
Assessable income for taxable rate	₩ 20,000
Korea | Minimum [Member] | Taxable income over KRW20 billion up to KRW300 billion
Income tax
Assessable income for taxable rate	₩ 20,000
Korea | Maximum [Member]
Income tax
Local income tax rate, percentage	2.40%
Korea | Maximum [Member] | Taxable income over KRW200 million up to KRW20 billion
Income tax
Assessable income for taxable rate	₩ 200
Korea | Maximum [Member] | Taxable income over KRW20 billion up to KRW300 billion
Income tax
Assessable income for taxable rate	₩ 300,000
Indonesia
Income tax
Statutory tax rate (as a percent)	0.50%